/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending May 31, 2001

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker

































































































Total Shares Repurchased:  0
Remarks:	None.

MFS Multimarket Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer